As filed with the Securities and Exchange Commission on May 23, 2011
Securities Act File No. 333-170784

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☒
(Check appropriate box or boxes)

Legg Mason Capital Management Value
Trust, Inc.
Exact Name of Registrant as Specified in Charter:

100 International Drive
Baltimore, Maryland 21202
Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

1-877-721-1926
Area Code and Telephone Number:

Richard M. Wachterman
Legg Mason Capital Management Value Trust, Inc.
100 International Drive
Baltimore, Maryland 21202
Name and Address of Agent for Service:

With a Copy to:

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, NW
Washington, DC 20006

For the new shares of Legg Mason Capital Management Value Trust, a series of the Registrant, the date of the public offering was April 21, 2011.  The public offering of the Registrant's shares is ongoing.  This Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-14 shall become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the 1933 Act.

Title of Securities Being Registered:

Class A, Class C and Class I shares of Legg Mason Capital Management Value Trust

Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith in reliance upon Section 24(f).

LEGG MASON CAPITAL MANGEMENT VALUE TRUST, INC.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Letter to Shareholders*

Notice of Special Meeting*

Part A - Proxy Statement/Prospectus*

Part B - Statement of Additional Information*

Part C - Other Information

Signature Page

Exhibits

_________________

* Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-170784) as filed with the Securities and Exchange Commission on January 19, 2011.

EXPLANATORY NOTE

This post-effective amendment is being filed solely for the purpose of including in the Registration Statement the opinion of K&L Gates LLP as to tax matters (Exhibit 12) for the reorganization of Legg Mason Capital Management American Leading Companies Trust, a series of Legg Mason Investors Trust, Inc. into Legg Mason Capital Management Value Trust, a series of the Registrant.

PART C - OTHER INFORMATION

Item 15.	Indemnification

Reference is made to Article 11 of Registrant’s Amended and Restated Articles of Incorporation, Article 10 of Registrant’s Amended and Restated Bylaws, Section 2-418 of the Maryland General Corporation Law and Section 10 of the Registrant’s Distribution Agreement. Article 10 of Registrant’s Amended and Restated Bylaws also provides that certain expenses incurred in defending a proceeding involving directors, officers, employees and agents will be paid by the Registrant in advance of a final disposition thereof if certain conditions are met.

In Section 10 of the Registrant’s Distribution Agreement relating to the securities offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (“Securities Act”), against certain types of civil liabilities arising in connection with the Registration Statement.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

(1)	(a)	Articles of Incorporation (2)
	(b)	Amended and Restated Articles of Incorporation (7)
	(c)	Articles Supplementary filed December 1, 2004 (10)
	(d)	Articles Supplementary filed January 20, 2006 (10)
	(e)	Articles Supplementary filed September 11, 2006 (11)
	(f)	Articles of Amendment filed January 28, 2009 (14)
	(g)	Articles Supplementary filed January 29, 2009 (14)
	(h)	Articles Supplementary filed July 23, 2009 (18)
	(i)	Articles of Amendment filed October 6, 2009 (18)

(2)	Amended and Restated Bylaws (7)

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization–Contained in Part A of this Registration Statement

(5)
Instruments defining the rights of security holders with respect to Legg Mason Capital Management Value Trust, Inc. are contained in the Amended and Restated Articles of Incorporation, as amended and supplemented, and in the Amended and Restated Bylaws, which are incorporated herein by reference as specified in Exhibits (1) and (2) to Item 16 of Part C herein.

(6)	(a)	Investment Advisory and Management Agreement (4)
	(b)	Sub-Administration Agreement (5)
	(c)	Inter-Affiliate Transfer Agreement (LMFM to LMCM) (9)
	(d)	Amended Appendix A to the Investment Advisory and Management Agreement (12)
	(e)	Inter-Affiliate Transfer Agreement (LMFA to LMPFA) (18)

(7)	(a)	Distribution Agreement (12)
	(b)	Anti-Money Laundering Delegation Agreement dated November 13, 2009 (17)

	(c)	Amendment No. 1 to the Distribution Agreement dated December 15, 2006 (12)

(8)	Bonus, profit sharing or pension plans - none

(9)	(a)	Custodian Contract (2)
	(b)	Addendum dated February 9, 1988 (2)
	(c)	Addendum dated February 25, 1988 (2)
	(d)	Addendum dated August 12, 1988 (2)
	(e)	Addendum dated May 28, 1996 (2)
	(f)	Amendment to Custodian Contract dated July 1, 2001 (6)

(10)	(a)	Amended Class C Distribution Plan (1)
	(b)	Class FI Distribution Plan (3)
	(c)	Class R Distribution Plan (16)
	(d)	Amendment to the Amended Class C Distribution Plan (10)
	(e)	Amendment to the Class FI Distribution Plan (10)
	(f)	Amendment to the Amended Class C Distribution Plan (16)
	(g)	Class A Distribution Plan (16)
	(h)	Class R1 Distribution Plan (18)
	(i)	Amended Multiple Class Plan pursuant to Rule 18f-3 (18)

(11)	Opinion and consent of counsel as to the legality of the securities being registered (20)

(12)	Opinion of counsel supporting tax matters – filed herewith

(13)	(a)	Transfer Agency and Services Agreement (15)
	(b)	Amended Schedule A to Transfer Agency and Services Agreement (17)

(14)	Consent of Independent Registered Public Accounting Firm (20)

(15)	Not applicable.

(16)	Power of Attorney (19)

(17)	(a)	Form of proxy card (19)
	(b)	Prospectus of Legg Mason Capital Management American Leading Companies Trust dated February 26, 2010, as supplemented (19)
	(c)	Statement of Additional Information of Legg Mason Capital Management Value Trust and Legg Mason Capital Management American Leading Companies Trust dated February 26, 2010, as amended (19)
	(d)	Annual Report of Legg Mason Capital Management American Leading Companies Trust for the year ended October 31, 2010 (20)
	(e)	Annual Report of Legg Mason Capital Management Value Trust for the year ended October 31, 2010 (20)
	(g)	Code of ethics for the fund, its investment adviser, and its principal underwriter
(i)	Legg Mason & Co., LLC (17)
(ii)	Legg Mason Capital Management, Inc. (12)

(1)  Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 22 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed July 31, 1996.

(2)  Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 24 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed July 31, 1997.

(3) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 30 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed January 19, 2001.

(4) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 31 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed May 10, 2001.

(5) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 32 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed July 2, 2001.

(6) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 33 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed July 11, 2002.

(7) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 34 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed May 29, 2003.

(8) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 39 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed July 15, 2006.

(9) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 38 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed July 29, 2005.

(10) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 40 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed July 28, 2006.

(11) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 41 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed September 15, 2006.

(12) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 42 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed July 27, 2007.

(13) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 44 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed December 1, 2008.

(14) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 45 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed January 30, 2009.

(15) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 38 to the Registration Statement of Western Asset Funds, Inc., SEC File No. 33-34929, filed April 27, 2009.

(16) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 47 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed May 29, 2009.

(17) Incorporated herein by reference to the corresponding exhibit of the initial Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed October 13, 2009.

(18) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 48 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed February 26, 2010.

(19) Incorporated herein by reference to corresponding exhibit of the Registration Statement of Legg Mason Capital Management Value Trust, Inc. (File No. 333-170784) filed on Form N-14 on November 23, 2010.

(20) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 1 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc. (File No. 333-170784) filed on Form N-14 on January 19, 2011.

Item 17.	Undertakings

(1) The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant agrees to file, by post-effective amendment, the final opinion of K&L Gates LLP supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

SIGNATURE PAGE

As required by the Securities Act of 1933, as amended, the Registrant, Legg Mason Capital Management Value Trust, Inc., certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 2 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and State of Maryland, on the 23rd day of May, 2011.

LEGG MASON CAPITAL MANAGEMENT VALUE TRUST, INC.
By: /s/ R. Jay Gerken R. Jay Gerken President

As required by the Securities Act of 1933, as amended, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Mark R. Fetting* Mark R. Fetting	Chairman and Director	May 23, 2011

/s/ R. Jay Gerken R. Jay Gerken	President (Principal Executive Officer) and Director	May 23, 2011

/s/ Ruby P. Hearn* Ruby P. Hearn	Director	May 23, 2011

/s/ Arnold L. Lehman * Arnold L. Lehman	Director	May 23, 2011

/s/ Robin J.W. Masters * Robin J.W. Masters	Director	May 23, 2011

/s/ Jill E. McGovern * Jill E. McGovern	Director	May 23, 2011

/s/ Arthur S. Mehlman * Arthur S. Mehlman	Director	May 23, 2011

/s/ G. Peter O’Brien * G. Peter O’Brien	Director	May 23, 2011

/s/ S. Ford Rowan * S. Ford Rowan	Director	May 23, 2011

/s/ Robert M. Tarola* Robert M. Tarola	Director	May 23, 2011

/s/ Kaprel Ozsolak Kaprel Ozsolak	Chief Financial Officer (Principal Financial and Accounting Officer)	May 23, 2011

* By:/s/ Richard M. Wachterman Richard M. Wachterman

Attorney in Fact, pursuant to Power of Attorney filed with the Registrant’s Registration Statement on Form N-14, File No. 333-170784, on November 23, 2010.

EXHIBIT INDEX

Exhibit No.	Exhibit
(12)	Opinion of counsel supporting tax matters